Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restricted Cash
Restricted Cash

5. Restricted Cash

The following table provides the components of restricted cash (in thousands):

	March 31,	December 31,
	2020	2019
First Lien agreement restricted cash - Note 8	$2,929	$3,270
Asset retirement obligation surety bonds (collateralized obligation)	39,595	39,477
Total	$42,524	$42,747

5. Restricted Cash

The following table provides the components of restricted cash (in thousands):

	December 31,
	2019	2018
First Lien agreement restricted cash - Note 9	3,270	5,030
Asset retirement obligation surety bonds (collateralized obligation)	39,477	38,693
Total	$42,747	$43,723